Leases - Amounts Recognized in Net Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease [Abstract]
Interest on lease liabilities	$ 664,000	$ 825,000
Total cash outflow for leases	$ 7,209,000	$ 6,801,000